Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Movements in Goodwill

The following table sets forth the movements in goodwill:

	Shinhan Bank		Shinhan Capital		Shinhan Card		Shinhan Life Insurance		Total
	(in millions of Won)
Balance at January 1, 2009	(Won)	563,169	(Won)	1,616	(Won)	3,037,808	(Won)	289,800	(Won)	3,892,393
Acquisition		2,824		—		479		—		3,303
Disposition		(30,757)		—		—		—		(30,757)
Impairment loss		(59,517)		—		—		—		(59,517)

Balance at December 31, 2009	(Won)	475,719	(Won)	1,616	(Won)	3,038,287	(Won)	289,800	(Won)	3,805,422

Acquisition		—		—		—		—		—
Disposition		—		—		—		—		—
Impairment loss		—		—		—		—		—

Balance at December 31, 2010	(Won)	475,719	(Won)	1,616	(Won)	3,038,287	(Won)	289,800	(Won)	3,805,422

Movements in Goodwill by Reporting Unit

The following table sets forth the movements in goodwill by reporting unit:

	Retail Banking		Institutional Banking		Private Banking		Corporate Banking		Treasury & International Business		Other Banking Services		Credit Card		Shinhan Life Insurance		Other(1)		Total
	(in millions of won)
Balance at January 1, 2009	(Won)	334,978	(Won)	81,716	(Won)	14,010	(Won)	—	(Won)	—	(Won)	10,495	(Won)	3,037,808	(Won)	289,800	(Won)	123,586	(Won)	3,892,393
Acquisition		1,614		393		67		235		191		51		479		—		273		3,303
Disposition		—		—		—		—		—		—		—		—		(30,757)		(30,757)
Impairment loss		—		—		—		(235)		(191)		—		—		—		(59,091)		(59,517)

Balance at December 31, 2009	(Won)	336,592	(Won)	82,109	(Won)	14,077	(Won)	—	(Won)	—	(Won)	10,546	(Won)	3,038,287	(Won)	289,800	(Won)	34,011	(Won)	3,805,422

Acquisition		—		—		—		—		—		—		—		—		—		—
Disposition		—		—		—		—		—		—		—		—		—		—
Impairment loss		—		—		—		—		—		—		—		—		—		—

Balance at December 31, 2010	(Won)	336,592	(Won)	82,109	(Won)	14,077	(Won)	—	(Won)	—	(Won)	10,546	(Won)	3,038,287	(Won)	289,800	(Won)	34,011	(Won)	3,805,422

Note:

(1)	Relates to reporting units of merchant banking, foreign subsidiaries of Shinhan Bank, Shinhan AITAS, SH Asset Management and Shinhan Capital.

Details of Intangible Assets

The following table summarizes the details of intangible assets at December 31:

		2009						2010
	Weighted Average Years	Gross Carrying Amount		Accumulated Amortization		Net Carrying Amount		Gross Carrying Amount		Accumulated Amortization		Net Carrying Amount
	(in millions of Won)
Brokerage customer relationship	3.4	(Won)	68,266	(Won)	(68,266)	(Won)	—	(Won)	68,266	(Won)	(68,266)	(Won)	—
KSFC deposit	3.4		10,941		(10,941)		—		10,941		(10,941)		—
Core deposit of Shinhan Bank	8.7		825,476		(656,427)		169,049		825,476		(715,587)		109,889
Credit card relationship of Shinhan Card	5.7		1,262,366		(901,879)		360,487		1,262,366		(1,066,116)		196,250
VOBA	—		978,532		(468,217)		510,315		978,532		(529,984)		448,548

Total intangible assets subject to amortization	4.7	(Won)	3,145,581	(Won)	(2,105,730)	(Won)	1,039,851	(Won)	3,145,581	(Won)	(2,390,894)	(Won)	754,687

KSFC borrowing	—		400		—		400		400		—		400
Court deposit of Shinhan Bank	—		226,353		—		226,353		226,353		—		226,353

Total intangible assets not subject to amortization			226,753		—		226,753		226,753		—		226,753

Total intangible assets		(Won)	3,372,334	(Won)	(2,105,730)	(Won)	1,266,604	(Won)	3,372,334	(Won)	(2,390,894)	(Won)	981,440

Estimated Aggregate Amortization Expense on Intangible Assets Subject to Amortization

The following table sets forth the estimated aggregate amortization expense on intangible assets subject to amortization at December 31, 2010:

Years ending	(in millions of Won)
2011	(Won)	232,247
2012		158,353
2013		88,205
2014		54,129
2015		42,697
Thereafter		179,056

	(Won)	754,687